Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) - TWD ($) $ in Millions	Jan. 27, 2022	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit		$ 700
Customs tax and electricity supply guarantee		800
Patent license agreements and development contracts of intellectual property, contract amount		4,000
Royalties and development fees not yet recognized		1,400
Construction contracts, amount		70,900
Construction contracts not yet recognized		$ 15,200
Final Decision By The Authority [Member] | Micron Technology [Member] | Intellecutal Property And Commercial Court [Member]
Disclosure of contingent liabilities [line items]
Amount of fine	$ 20
Probation period	2 years